Post-employment and Other Employee-related Liabilities Fair Value Hierarchy of the Investments Held by Pension Plans - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 146.2	$ 168.6
Large cap funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13.8	15.6
Mid cap funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.3	3.7
Small cap funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.1	3.8
International funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.4	13.6
Emerging market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4.6	6.7
Investment grade bond funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50.8	58.7
Corporate bond funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.1	3.7
Emerging market bond funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.1	2.4
Group annuity contract
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	54.0	60.4
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	92.2	108.2
Quoted Prices in Active Markets for Identical Assets (Level 1) | Large cap funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13.8	15.6
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mid cap funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.3	3.7
Quoted Prices in Active Markets for Identical Assets (Level 1) | Small cap funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.1	3.8
Quoted Prices in Active Markets for Identical Assets (Level 1) | International funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.4	13.6
Quoted Prices in Active Markets for Identical Assets (Level 1) | Emerging market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4.6	6.7
Quoted Prices in Active Markets for Identical Assets (Level 1) | Investment grade bond funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50.8	58.7
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bond funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.1	3.7
Quoted Prices in Active Markets for Identical Assets (Level 1) | Emerging market bond funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.1	2.4
Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	54.0	60.4	$ 50.4
Significant Unobservable Inputs (Level 3) | Group annuity contract
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 54.0	$ 60.4